INCOME TAXES - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net operating loss and credit carryforwards	$ 199.2	$ 206.5
Pension, other postretirement and postemployment benefits	36.8	10.6
Payroll and compensation	36.2	18.5
Working capital accruals	23.3	25.9
Basis difference in assets	0.0	17.2
Other	42.2	17.9
Total deferred tax assets	337.7	296.6
Valuation allowance	(70.3)	(110.9)
Net deferred tax assets	267.4	185.7
Deferred tax liabilities:
Accelerated depreciation	20.0	0.0
Intangible assets recorded in acquisitions	173.6	197.9
Basis difference in affiliates	176.0	142.3
Other	2.7	6.2
Total deferred tax liabilities	372.3	346.4
Net deferred tax liabilities	$ (104.9)	$ (160.7)